CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (Q3) - USD ($) $ in Thousands		Total		Class P Units	Class A	Class V	Total WM Technology, Inc. Stockholders' Equity	Total WM Technology, Inc. Stockholders' Equity Class P Units	Common Stock Class A	Common Stock Class A Class P Units	Common Stock Class V	Additional Paid-in Capital	Additional Paid-in Capital Class P Units	(Accumulated Deficit)/ Retained Earnings	Non-controlling Interests	Non-controlling Interests Class P Units
Beginning balance (in shares) at Dec. 31, 2020									0		0
Beginning balance at Dec. 31, 2020							$ 0		$ 0		$ 0	$ 0		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		$ 30,423					9,570					9,570		0	20,853
Distributions		(18,998)													(888)
Net income (loss)		$ 152,218					60,383							60,383	76,757
Ending balance (in shares) at Dec. 31, 2021		129,240,910							65,677,361		65,502,347
Ending balance at Dec. 31, 2021		$ 131,940					63,556		$ 7		$ 7	2,173		61,369	68,384
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		25,160					22,862					22,862		0	2,298
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes (in shares)									3,447,946
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes		(13)					(6)					(6)			(7)
Distributions		(2,448)													(2,448)
Issuance of common stock - Class P Unit exchange (in shares)										8,199,449
Issuance of common stock - Class P Unit exchange								$ 7,064					$ 7,064			$ (7,064)
Net income (loss)		(82,651)					(115,989)							(115,989)	33,338
Ending balance (in shares) at Dec. 31, 2022					92,062,468	55,486,361			92,062,468		55,486,361
Ending balance at Dec. 31, 2022		114,777					13,380		$ 9		$ 5	67,986		(54,620)	101,397
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		4,681					4,396					4,396			285
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes (in shares)									475,510
Distributions		(250)													(250)
Issuance of common stock - Class P Unit exchange (in shares)										35,488
Issuance of common stock - Class P Unit exchange				$ 0				62					62			(62)
Net income (loss)		(3,969)					(2,475)							(2,475)	(1,494)
Ending balance (in shares) at Mar. 31, 2023									92,573,466		55,486,361
Ending balance at Mar. 31, 2023		115,239					15,363		$ 9		$ 5	72,444		(57,095)	99,876
Beginning balance (in shares) at Dec. 31, 2022					92,062,468	55,486,361			92,062,468		55,486,361
Beginning balance at Dec. 31, 2022		114,777					13,380		$ 9		$ 5	67,986		(54,620)	101,397
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	[1],[2]	(4,498)
Ending balance (in shares) at Sep. 30, 2023									93,881,130		55,486,361
Ending balance at Sep. 30, 2023		114,782					19,946		$ 9		$ 5	77,339		(57,407)	94,836
Beginning balance (in shares) at Dec. 31, 2022					92,062,468	55,486,361			92,062,468		55,486,361
Beginning balance at Dec. 31, 2022		114,777					13,380		$ 9		$ 5	67,986		(54,620)	101,397
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		14,901					14,385					14,385			516
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes (in shares)									2,242,930
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes		(6)					(6)					(6)
Distributions		(7,187)													(7,187)
Issuance of common stock - Class P Unit exchange (in shares)										77,655
Issuance of common stock - Class P Unit exchange								131					131			(131)
Net income (loss)		(15,727)					(9,898)							(9,898)	(5,829)
Ending balance (in shares) at Dec. 31, 2023					94,383,053	55,486,361			94,383,053		55,486,361
Ending balance at Dec. 31, 2023		103,151					16,380		$ 9		$ 5	80,884		(64,518)	86,771
Beginning balance (in shares) at Mar. 31, 2023									92,573,466		55,486,361
Beginning balance at Mar. 31, 2023		115,239					15,363		$ 9		$ 5	72,444		(57,095)	99,876
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		4,005					3,908					3,908			97
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes (in shares)									842,178
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes		(1)					(1)					(1)
Distributions		(752)													(752)
Net income (loss)		1,983					1,226							1,226	757
Ending balance (in shares) at Jun. 30, 2023									93,415,644		55,486,361
Ending balance at Jun. 30, 2023		120,474					20,496		$ 9		$ 5	76,351		(55,869)	99,978
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		2,662					2,587					2,587			75
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes (in shares)									455,820
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes		(4)					(4)					(4)
Distributions		(2,231)													(2,231)
Issuance of common stock - Class P Unit exchange (in shares)										9,666
Issuance of common stock - Class P Unit exchange				0				17					17			(17)
Discharge of holdback obligation related to a prior acquisition		(3,607)					(1,612)					(1,612)			(1,995)
Net income (loss)		(2,512)	[1]				(1,538)							(1,538)	(974)
Ending balance (in shares) at Sep. 30, 2023									93,881,130		55,486,361
Ending balance at Sep. 30, 2023		114,782					19,946		$ 9		$ 5	77,339		(57,407)	94,836
Beginning balance (in shares) at Dec. 31, 2023					94,383,053	55,486,361			94,383,053		55,486,361
Beginning balance at Dec. 31, 2023		103,151					16,380		$ 9		$ 5	80,884		(64,518)	86,771
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		3,175					3,115					3,115			60
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes (in shares)									628,941
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes		(2)					(2)					(2)
Distributions		(1,455)													(1,455)
Issuance of common stock - Class P Unit exchange (in shares)										39,741
Issuance of common stock - Class P Unit exchange				$ 0				$ 59					$ 59			$ (59)
Net income (loss)		1,959					1,240							1,240	719
Ending balance (in shares) at Mar. 31, 2024									95,051,735		55,486,361
Ending balance at Mar. 31, 2024		106,828					20,792		$ 9		$ 5	84,056		(63,278)	86,036
Beginning balance (in shares) at Dec. 31, 2023					94,383,053	55,486,361			94,383,053		55,486,361
Beginning balance at Dec. 31, 2023		103,151					16,380		$ 9		$ 5	80,884		(64,518)	86,771
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		8,471
Ending balance (in shares) at Sep. 30, 2024					97,376,026	55,486,361			97,376,026		55,486,361
Ending balance at Sep. 30, 2024		114,990					29,547		$ 10		$ 5	88,762		(59,230)	85,443
Beginning balance (in shares) at Mar. 31, 2024									95,051,735		55,486,361
Beginning balance at Mar. 31, 2024		106,828					20,792		$ 9		$ 5	84,056		(63,278)	86,036
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		3,009					2,950					2,950			59
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes (in shares)									1,896,515
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes		0					0		$ 1			(1)
Distributions		(1,845)													(1,845)
Net income (loss)		1,194					716							716	478
Ending balance (in shares) at Jun. 30, 2024									96,948,250		55,486,361
Ending balance at Jun. 30, 2024		109,186					24,458		$ 10		$ 5	87,005		(62,562)	84,728
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		1,817					1,758					1,758			59
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes (in shares)									427,776
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes		(1)					(1)					(1)
Distributions		(1,330)													(1,330)
Net income (loss)		5,318					3,332							3,332	1,986
Ending balance (in shares) at Sep. 30, 2024					97,376,026	55,486,361			97,376,026		55,486,361
Ending balance at Sep. 30, 2024		$ 114,990					$ 29,547		$ 10		$ 5	$ 88,762		$ (59,230)	$ 85,443

[1]	For the three and nine months ended September 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.